Stockholders' Equity and Partners' Capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity and Partners' Capital
Stockholders’ Equity and Partners' Capital
Issuance of Preferred Stock
On October 3, 2017, the Company completed an underwritten public offering of 6,900,000 shares of 6.000% Series A Cumulative Redeemable Preferred Stock, including 900,000 shares sold pursuant to the underwriter's option to purchase additional shares. Gross proceeds raised from the issuance were $172.5 million; net proceeds were approximately $166.2 million after deducting underwriter discounts and offering costs paid by the Company.
The Series A Preferred Stock will pay cumulative cash dividends at the rate of 6.000% per annum on their liquidation preference of $25.00 per share (equivalent to $0.375 per share on a quarterly basis and $1.50 per share on an annual basis). Dividends are payable quarterly in arrears on or about the last day of March, June, September and December of each year, beginning on December 31, 2017. The Series A Preferred Stock trades on the NYSE under the symbol “SRC-A”.
The Company may not redeem the Series A Preferred Stock prior to October 3, 2022, except in limited circumstances to preserve its status as a real estate investment trust, and pursuant to the special optional redemption provision described below. On and after October 3, 2022, the Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus any accrued and unpaid dividends up to but excluding the redemption date. In addition, upon the occurrence of a change of control, the Company may, at its option, exercise the special optional redemption provision and redeem the Series A Preferred Stock, in whole or in part within 120 days after the first date on which such change of control occurred, by paying $25.00 per share, plus any accrued and unpaid dividends up to, but not including, the date of redemption.

The preferred stock offering resulted in the Operating Partnership concurrently issuing 6,900,000 Series A Preferred Units (“Limited Partner Series A Preferred Units”) that have substantially the same terms as the Series A Preferred Stock.

Issuance of Common Stock
On April 15, 2016, the Company completed an underwritten public offering of 34.5 million shares of its common stock, at $11.15 per share, including 4.5 million shares sold pursuant to the underwriter’s option to purchase additional shares. Gross proceeds raised from the offering were approximately $384.7 million; net proceeds were approximately $368.9 million after deducting underwriter discounts and offering costs paid by the Company.
In April 2015, the Company completed an underwritten public offering of 23.0 million shares of its common stock, at $11.85 per share, including 3.0 million shares sold pursuant to the underwriter’s option to purchase additional shares. Gross proceeds raised were approximately $272.6 million; net proceeds were approximately $268.7 million after deducting underwriter discounts and offering costs paid by the Company. The net proceeds from the offering were used to repay the outstanding balances under the Revolving Credit Facility and Line of Credit. The remaining net proceeds were used to fund acquisitions and for general corporate purposes (including additional repayments of borrowings outstanding from time to time under the Revolving Credit Facilities).
ATM Program
In April 2014, the Corporation commenced a continuous equity offering under which the Corporation may sell up to an aggregate $350.0 million worth of shares of its common stock from time to time through broker-dealers in the ATM Program. The Corporation may sell the shares in amounts and at times to be determined by the Corporation, but has no obligation to sell any of the shares in the ATM Program.
Since inception of the ATM Program through December 31, 2016, the Corporation sold an aggregate total of 27.3 million shares of its common stock, at a weighted average share price of $11.92, for aggregate gross proceeds of $325.5 million and aggregate net proceeds of $320.0 million after payment of commissions and other issuance costs of $5.4 million.
In November, 2016, the Board of Directors approved a new $500.0 million ATM Program and the Company terminated it's existing program. As of December 31, 2017, no shares had been sold under the new ATM Program.
Stock Repurchase Programs
In February 2016, the Company's Board of Directors approved a stock repurchase program, which authorized the Company to repurchase up to $200.0 million of its common stock over the 18 month time period following authorization. During the year ended December 31, 2017, a total of 26,337,295 shares of the Company's outstanding common stock were repurchased in open market transactions under the stock repurchase program, at a weighted average price of $7.59 per share, equivalent to the full $200.0 million authorized. Fees associated with the share repurchase of $0.5 million are included in retained earnings.
In August 2017, the Company's Board of Directors approved a new stock repurchase program, which authorizes the Company to repurchase up to $250.0 million of its common stock. These purchases can be made in the open market or through private transactions from time to time over the 18 month time period following authorization, depending on prevailing market conditions and applicable legal and regulatory requirements. Purchase activity will be dependent on various factors, including the Company's capital position, operating results, funds generated by asset sales, dividends that may be required by those sales, and investment options that may be available, including acquiring new properties or retiring debt. The stock repurchase program does not obligate the Company to repurchase any specific number of shares and may be suspended at any time at the Company's discretion. The Company intends to fund any repurchases with the net proceeds from asset sales, cash flows from operations, existing cash on the balance sheet and other sources. As of December 31, 2017, 9,502,670 shares of the Company's common stock have been repurchased in open market transactions under the stock repurchase program, at a weighted average price of $8.67 per share, leaving $167.6 million in available capacity. Fees associated with the repurchases of $0.2 million, are included in retained earnings.
Dividends Declared
In fiscal years 2017 and 2016, the Company's Board of Directors declared the following preferred and common stock dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount (1)	Payment Date
			(in Thousands)
2017
Preferred Stock
December 8, 2017	$0.3667	December 19, 2017	$2,530	December 29, 2017
Common Stock
March 15, 2017	$0.1800	March 31, 2017	$87,122	April 14, 2017
June 15, 2017	0.1800	June 30, 2017	82,422	July 14, 2017
September 15, 2017	0.1800	September 29, 2017	82,062	October 13, 2017
December 8, 2017	0.1800	December 29, 2017	80,796	January 12, 2018
Total Common Dividend	$0.7200		$332,402

2016
Common Stock
March 15, 2016	$0.1750	March 31, 2016	$77,596	April 15, 2016
June 15, 2016	0.1750	June 30, 2016	83,940	July 15, 2016
September 15, 2016	0.1750	September 30, 2016	84,604	October 14, 2016
December 15, 2016	0.1800	December 30, 2016	87,040	January 13, 2017
Total Common Dividend	$0.7050		$333,180

(1) Net of estimated forfeitures of approximately $3,300 and $12,000 for the years ended December 31, 2017 and December 31, 2016, respectively, for dividends declared on employee restricted stock awards that are reported in general and administrative on the accompanying consolidated statements of operations.
The dividends declared in December 2017 were paid in January 2018, and were included in accounts payable, accrued expenses and other liabilities in the consolidated balance sheets.